Note 6 - Capital Management - Components of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total equity	$ 180,556	$ 158,043	$ 124,717	$ 78,808